Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds II, Inc.
Entity Central Index Key	0001738072
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000202342
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield V.I. Fund
Class Name	Class I Shares
Trading Symbol	HICUI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 8.26%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.

What contributed to performance?

The fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by wirelines. Exposure to below investment grade, floating rate bank loans also proved additive.

What detracted from performance?

Detractors from absolute performance were minimal and limited to holdings of U.S. Treasuries along with exposure to equities and equity futures.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 15	$9,989	$10,190	$10,066
Feb 15	$10,234	$10,131	$10,308
Mar 15	$10,178	$10,173	$10,252
Apr 15	$10,302	$10,161	$10,376
May 15	$10,332	$10,143	$10,407
Jun 15	$10,194	$10,030	$10,253
Jul 15	$10,196	$10,088	$10,193
Aug 15	$10,049	$10,059	$10,015
Sep 15	$9,770	$10,098	$9,757
Oct 15	$10,021	$10,130	$10,025
Nov 15	$9,856	$10,093	$9,803
Dec 15	$9,597	$10,043	$9,557
Jan 16	$9,518	$10,154	$9,403
Feb 16	$9,571	$10,226	$9,457
Mar 16	$9,815	$10,351	$9,877
Apr 16	$10,095	$10,422	$10,264
May 16	$10,139	$10,430	$10,327
Jun 16	$10,157	$10,614	$10,422
Jul 16	$10,369	$10,701	$10,704
Aug 16	$10,573	$10,713	$10,928
Sep 16	$10,635	$10,715	$11,001
Oct 16	$10,641	$10,644	$11,043
Nov 16	$10,656	$10,405	$10,991
Dec 16	$10,838	$10,436	$11,194
Jan 17	$10,966	$10,472	$11,356
Feb 17	$11,135	$10,553	$11,521
Mar 17	$11,120	$10,550	$11,496
Apr 17	$11,252	$10,637	$11,628
May 17	$11,345	$10,719	$11,729
Jun 17	$11,349	$10,710	$11,745
Jul 17	$11,495	$10,764	$11,875
Aug 17	$11,493	$10,856	$11,870
Sep 17	$11,592	$10,818	$11,977
Oct 17	$11,636	$10,831	$12,028
Nov 17	$11,605	$10,815	$11,997
Dec 17	$11,640	$10,863	$12,033
Jan 18	$11,719	$10,758	$12,106
Feb 18	$11,611	$10,656	$12,003
Mar 18	$11,547	$10,710	$11,930
Apr 18	$11,633	$10,638	$12,008
May 18	$11,635	$10,696	$12,005
Jun 18	$11,676	$10,681	$12,053
Jul 18	$11,808	$10,703	$12,184
Aug 18	$11,878	$10,756	$12,274
Sep 18	$11,939	$10,710	$12,343
Oct 18	$11,706	$10,620	$12,145
Nov 18	$11,615	$10,668	$12,041
Dec 18	$11,325	$10,835	$11,783
Jan 19	$11,846	$10,984	$12,315
Feb 19	$12,053	$10,996	$12,520
Mar 19	$12,135	$11,195	$12,638
Apr 19	$12,319	$11,210	$12,817
May 19	$12,153	$11,382	$12,665
Jun 19	$12,454	$11,543	$12,954
Jul 19	$12,541	$11,578	$13,027
Aug 19	$12,651	$11,840	$13,079
Sep 19	$12,697	$11,788	$13,127
Oct 19	$12,749	$11,826	$13,163
Nov 19	$12,812	$11,824	$13,206
Dec 19	$13,060	$11,842	$13,470
Jan 20	$13,029	$12,054	$13,473
Feb 20	$12,841	$12,235	$13,283
Mar 20	$11,433	$11,996	$11,761
Apr 20	$12,010	$12,236	$12,294
May 20	$12,540	$12,350	$12,831
Jun 20	$12,614	$12,453	$12,953
Jul 20	$13,216	$12,672	$13,556
Aug 20	$13,332	$12,599	$13,687
Sep 20	$13,202	$12,576	$13,546
Oct 20	$13,274	$12,531	$13,613
Nov 20	$13,774	$12,695	$14,152
Dec 20	$14,012	$12,739	$14,419
Jan 21	$14,018	$12,659	$14,467
Feb 21	$14,125	$12,495	$14,520
Mar 21	$14,138	$12,350	$14,542
Apr 21	$14,314	$12,454	$14,700
May 21	$14,348	$12,501	$14,743
Jun 21	$14,552	$12,592	$14,940
Jul 21	$14,588	$12,719	$14,996
Aug 21	$14,664	$12,710	$15,074
Sep 21	$14,659	$12,602	$15,074
Oct 21	$14,637	$12,591	$15,046
Nov 21	$14,474	$12,607	$14,898
Dec 21	$14,763	$12,598	$15,178
Jan 22	$14,374	$12,322	$14,764
Feb 22	$14,249	$12,154	$14,612
Mar 22	$14,162	$11,828	$14,446
Apr 22	$13,669	$11,387	$13,933
May 22	$13,624	$11,449	$13,966
Jun 22	$12,746	$11,221	$13,025
Jul 22	$13,550	$11,503	$13,793
Aug 22	$13,223	$11,204	$13,476
Sep 22	$12,701	$10,721	$12,941
Oct 22	$13,071	$10,603	$13,277
Nov 22	$13,295	$10,999	$13,564
Dec 22	$13,217	$10,961	$13,481
Jan 23	$13,764	$11,301	$13,994
Feb 23	$13,560	$11,024	$13,815
Mar 23	$13,749	$11,282	$13,961
Apr 23	$13,890	$11,351	$14,102
May 23	$13,726	$11,233	$13,972
Jun 23	$13,951	$11,216	$14,206
Jul 23	$14,143	$11,227	$14,403
Aug 23	$14,172	$11,160	$14,444
Sep 23	$14,022	$10,893	$14,272
Oct 23	$13,856	$10,730	$14,104
Nov 23	$14,437	$11,213	$14,743
Dec 23	$14,961	$11,638	$15,293
Jan 24	$14,979	$11,610	$15,292
Feb 24	$15,040	$11,471	$15,337
Mar 24	$15,239	$11,584	$15,518
Apr 24	$15,122	$11,313	$15,372
May 24	$15,280	$11,500	$15,541
Jun 24	$15,447	$11,606	$15,688
Jul 24	$15,712	$11,869	$15,993
Aug 24	$15,941	$12,044	$16,254
Sep 24	$16,155	$12,209	$16,517
Oct 24	$16,054	$11,932	$16,428
Nov 24	$16,246	$12,057	$16,617
Dec 24	$16,281	$11,875	$16,546

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	8.26%	4.42%	5.00%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.19	4.20	5.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,016,508,694
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 4,097,890
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,016,508,694
Number of Portfolio Holdings...
1,206
Net Investment Advisory Fees...
$4,097,890
Portfolio Turnover Rate...
60%

Holdings [Text Block]

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
0.1%
BBB/Baa...
6.0
BB/Ba...
35.4
B...
47.5
CCC/Caa...
9.5
CC/Ca...
0.1
N/R...
1.4
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

C000202343
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield V.I. Fund
Class Name	Class III Shares
Trading Symbol	HCIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 7.85%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.

What contributed to performance?

The fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by wirelines. Exposure to below investment grade, floating rate bank loans also proved additive.

What detracted from performance?

Detractors from absolute performance were minimal and limited to holdings of U.S. Treasuries along with exposure to equities and equity futures.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 15	$9,989	$10,190	$10,066
Feb 15	$10,232	$10,131	$10,308
Mar 15	$10,174	$10,173	$10,252
Apr 15	$10,296	$10,161	$10,376
May 15	$10,338	$10,143	$10,407
Jun 15	$10,184	$10,030	$10,253
Jul 15	$10,198	$10,088	$10,193
Aug 15	$10,049	$10,059	$10,015
Sep 15	$9,768	$10,098	$9,757
Oct 15	$10,003	$10,130	$10,025
Nov 15	$9,849	$10,093	$9,803
Dec 15	$9,574	$10,043	$9,557
Jan 16	$9,493	$10,154	$9,403
Feb 16	$9,545	$10,226	$9,457
Mar 16	$9,786	$10,351	$9,877
Apr 16	$10,078	$10,422	$10,264
May 16	$10,106	$10,430	$10,327
Jun 16	$10,136	$10,614	$10,422
Jul 16	$10,346	$10,701	$10,704
Aug 16	$10,532	$10,713	$10,928
Sep 16	$10,592	$10,715	$11,001
Oct 16	$10,596	$10,644	$11,043
Nov 16	$10,624	$10,405	$10,991
Dec 16	$10,803	$10,436	$11,194
Jan 17	$10,928	$10,472	$11,356
Feb 17	$11,079	$10,553	$11,521
Mar 17	$11,062	$10,550	$11,496
Apr 17	$11,206	$10,637	$11,628
May 17	$11,281	$10,719	$11,729
Jun 17	$11,283	$10,710	$11,745
Jul 17	$11,442	$10,764	$11,875
Aug 17	$11,422	$10,856	$11,870
Sep 17	$11,534	$10,818	$11,977
Oct 17	$11,575	$10,831	$12,028
Nov 17	$11,542	$10,815	$11,997
Dec 17	$11,575	$10,863	$12,033
Jan 18	$11,651	$10,758	$12,106
Feb 18	$11,541	$10,656	$12,003
Mar 18	$11,475	$10,710	$11,930
Apr 18	$11,559	$10,638	$12,008
May 18	$11,558	$10,696	$12,005
Jun 18	$11,580	$10,681	$12,053
Jul 18	$11,725	$10,703	$12,184
Aug 18	$11,776	$10,756	$12,274
Sep 18	$11,850	$10,710	$12,343
Oct 18	$11,600	$10,620	$12,145
Nov 18	$11,507	$10,668	$12,041
Dec 18	$11,234	$10,835	$11,783
Jan 19	$11,749	$10,984	$12,315
Feb 19	$11,934	$10,996	$12,520
Mar 19	$12,030	$11,195	$12,638
Apr 19	$12,194	$11,210	$12,817
May 19	$12,044	$11,382	$12,665
Jun 19	$12,339	$11,543	$12,954
Jul 19	$12,423	$11,578	$13,027
Aug 19	$12,513	$11,840	$13,079
Sep 19	$12,573	$11,788	$13,127
Oct 19	$12,605	$11,826	$13,163
Nov 19	$12,682	$11,824	$13,206
Dec 19	$12,906	$11,842	$13,470
Jan 20	$12,891	$12,054	$13,473
Feb 20	$12,685	$12,235	$13,283
Mar 20	$11,307	$11,996	$11,761
Apr 20	$11,858	$12,236	$12,294
May 20	$12,397	$12,350	$12,831
Jun 20	$12,468	$12,453	$12,953
Jul 20	$13,060	$12,672	$13,556
Aug 20	$13,172	$12,599	$13,687
Sep 20	$13,042	$12,576	$13,546
Oct 20	$13,110	$12,531	$13,613
Nov 20	$13,601	$12,695	$14,152
Dec 20	$13,815	$12,739	$14,419
Jan 21	$13,836	$12,659	$14,467
Feb 21	$13,921	$12,495	$14,520
Mar 21	$13,950	$12,350	$14,542
Apr 21	$14,102	$12,454	$14,700
May 21	$14,151	$12,501	$14,743
Jun 21	$14,350	$12,592	$14,940
Jul 21	$14,363	$12,719	$14,996
Aug 21	$14,435	$12,710	$15,074
Sep 21	$14,427	$12,602	$15,074
Oct 21	$14,421	$12,591	$15,046
Nov 21	$14,258	$12,607	$14,898
Dec 21	$14,540	$12,598	$15,178
Jan 22	$14,154	$12,322	$14,764
Feb 22	$14,028	$12,154	$14,612
Mar 22	$13,920	$11,828	$14,446
Apr 22	$13,432	$11,387	$13,933
May 22	$13,404	$11,449	$13,966
Jun 22	$12,538	$11,221	$13,025
Jul 22	$13,307	$11,503	$13,793
Aug 22	$13,003	$11,204	$13,476
Sep 22	$12,487	$10,721	$12,941
Oct 22	$12,828	$10,603	$13,277
Nov 22	$13,066	$10,999	$13,564
Dec 22	$12,987	$10,961	$13,481
Jan 23	$13,501	$11,301	$13,994
Feb 23	$13,318	$11,024	$13,815
Mar 23	$13,481	$11,282	$13,961
Apr 23	$13,636	$11,351	$14,102
May 23	$13,473	$11,233	$13,972
Jun 23	$13,670	$11,216	$14,206
Jul 23	$13,855	$11,227	$14,403
Aug 23	$13,882	$11,160	$14,444
Sep 23	$13,752	$10,893	$14,272
Oct 23	$13,566	$10,730	$14,104
Nov 23	$14,154	$11,213	$14,743
Dec 23	$14,665	$11,638	$15,293
Jan 24	$14,679	$11,610	$15,292
Feb 24	$14,736	$11,471	$15,337
Mar 24	$14,928	$11,584	$15,518
Apr 24	$14,811	$11,313	$15,372
May 24	$14,963	$11,500	$15,541
Jun 24	$15,123	$11,606	$15,688
Jul 24	$15,357	$11,869	$15,993
Aug 24	$15,601	$12,044	$16,254
Sep 24	$15,785	$12,209	$16,517
Oct 24	$15,683	$11,932	$16,428
Nov 24	$15,867	$12,057	$16,617
Dec 24	$15,896	$11,875	$16,546

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	7.85%	4.17%	4.74%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.19	4.20	5.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,016,508,694
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 4,097,890
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,016,508,694
Number of Portfolio Holdings...
1,206
Net Investment Advisory Fees...
$4,097,890
Portfolio Turnover Rate...
60%

Holdings [Text Block]

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
0.1%
BBB/Baa...
6.0
BB/Ba...
35.4
B...
47.5
CCC/Caa...
9.5
CC/Ca...
0.1
N/R...
1.4
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

C000202344
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return V.I. Fund
Class Name	Class I Shares
Trading Symbol	CRBDI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 1.38%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.

What contributed to performance?

Allocations to securitized assets, U.S. high yield bonds, and agency mortgage-backed securities made the largest contributions to absolute performance.

What detracted from performance?

Allocations to emerging markets debt and non-U.S. developed markets bonds detracted.

The fund used derivatives, including options, futures, and swaps, to manage its positioning. The use of derivatives marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Bloomberg U.S. Aggregate Bond Index
Jan 15	$10,203	$10,210
Feb 15	$10,132	$10,114
Mar 15	$10,170	$10,161
Apr 15	$10,136	$10,124
May 15	$10,105	$10,100
Jun 15	$9,995	$9,990
Jul 15	$10,055	$10,059
Aug 15	$10,030	$10,045
Sep 15	$10,078	$10,113
Oct 15	$10,077	$10,114
Nov 15	$10,052	$10,088
Dec 15	$10,008	$10,055
Jan 16	$10,130	$10,193
Feb 16	$10,196	$10,266
Mar 16	$10,273	$10,360
Apr 16	$10,317	$10,400
May 16	$10,316	$10,402
Jun 16	$10,505	$10,589
Jul 16	$10,576	$10,656
Aug 16	$10,558	$10,644
Sep 16	$10,568	$10,638
Oct 16	$10,490	$10,556
Nov 16	$10,255	$10,307
Dec 16	$10,283	$10,321
Jan 17	$10,304	$10,341
Feb 17	$10,384	$10,411
Mar 17	$10,376	$10,405
Apr 17	$10,461	$10,486
May 17	$10,541	$10,567
Jun 17	$10,537	$10,556
Jul 17	$10,588	$10,601
Aug 17	$10,681	$10,696
Sep 17	$10,646	$10,645
Oct 17	$10,632	$10,652
Nov 17	$10,601	$10,638
Dec 17	$10,654	$10,687
Jan 18	$10,558	$10,564
Feb 18	$10,453	$10,464
Mar 18	$10,501	$10,531
Apr 18	$10,436	$10,452
May 18	$10,503	$10,527
Jun 18	$10,493	$10,514
Jul 18	$10,490	$10,516
Aug 18	$10,551	$10,584
Sep 18	$10,479	$10,516
Oct 18	$10,383	$10,433
Nov 18	$10,436	$10,495
Dec 18	$10,600	$10,688
Jan 19	$10,736	$10,801
Feb 19	$10,746	$10,795
Mar 19	$10,948	$11,003
Apr 19	$10,957	$11,005
May 19	$11,144	$11,201
Jun 19	$11,315	$11,341
Jul 19	$11,360	$11,366
Aug 19	$11,623	$11,661
Sep 19	$11,559	$11,599
Oct 19	$11,592	$11,634
Nov 19	$11,591	$11,628
Dec 19	$11,607	$11,620
Jan 20	$11,824	$11,843
Feb 20	$12,029	$12,056
Mar 20	$11,630	$11,985
Apr 20	$11,973	$12,198
May 20	$12,145	$12,255
Jun 20	$12,287	$12,332
Jul 20	$12,520	$12,517
Aug 20	$12,465	$12,416
Sep 20	$12,467	$12,409
Oct 20	$12,442	$12,353
Nov 20	$12,592	$12,475
Dec 20	$12,645	$12,492
Jan 21	$12,567	$12,402
Feb 21	$12,410	$12,223
Mar 21	$12,244	$12,071
Apr 21	$12,337	$12,166
May 21	$12,364	$12,206
Jun 21	$12,473	$12,291
Jul 21	$12,594	$12,429
Aug 21	$12,582	$12,405
Sep 21	$12,484	$12,298
Oct 21	$12,483	$12,294
Nov 21	$12,509	$12,331
Dec 21	$12,471	$12,299
Jan 22	$12,206	$12,034
Feb 22	$12,022	$11,900
Mar 22	$11,682	$11,569
Apr 22	$11,218	$11,130
May 22	$11,267	$11,202
Jun 22	$11,054	$11,026
Jul 22	$11,339	$11,296
Aug 22	$11,034	$10,977
Sep 22	$10,511	$10,502
Oct 22	$10,368	$10,366
Nov 22	$10,755	$10,748
Dec 22	$10,698	$10,699
Jan 23	$11,096	$11,028
Feb 23	$10,826	$10,743
Mar 23	$11,092	$11,016
Apr 23	$11,161	$11,083
May 23	$11,042	$10,962
Jun 23	$11,002	$10,923
Jul 23	$10,998	$10,915
Aug 23	$10,912	$10,846
Sep 23	$10,613	$10,570
Oct 23	$10,417	$10,403
Nov 23	$10,916	$10,874
Dec 23	$11,320	$11,291
Jan 24	$11,315	$11,260
Feb 24	$11,164	$11,101
Mar 24	$11,273	$11,203
Apr 24	$10,998	$10,920
May 24	$11,186	$11,105
Jun 24	$11,288	$11,210
Jul 24	$11,556	$11,472
Aug 24	$11,725	$11,637
Sep 24	$11,874	$11,793
Oct 24	$11,570	$11,500
Nov 24	$11,697	$11,622
Dec 24	$11,514	$11,432

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	1.38%	(0.21)%	1.42%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 866,333,152
Holdings Count | Holding	2,133
Advisory Fees Paid, Amount	$ 3,378,407
InvestmentCompanyPortfolioTurnover	635.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$866,333,152
Number of Portfolio Holdings...
2,133
Net Investment Advisory Fees...
$3,378,407
Portfolio Turnover Rate...
635%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
31.7%
U.S. Treasury Obligations...
23.5
Corporate Bonds...
20.2
Investment Companies...
14.1
Asset-Backed Securities...
3.1
Foreign Government Obligations...
3.0
Non-Agency Mortgage-Backed Securities...
2.9
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
58.8%
AA/Aa...
15.9
A...
7.8
BBB/Baa...
13.1
BB/Ba...
1.1
B...
0.3
CCC/Caa...
0.1
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(c)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202345
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return V.I. Fund
Class Name	Class III Shares
Trading Symbol	CBIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Total Return V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 1.13%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.

What contributed to performance?

Allocations to securitized assets, U.S. high yield bonds, and agency mortgage-backed securities made the largest contributions to absolute performance.

What detracted from performance?

Allocations to emerging markets debt and non-U.S. developed markets bonds detracted.

The fund used derivatives, including options, futures, and swaps, to manage its positioning. The use of derivatives marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Bloomberg U.S. Aggregate Bond Index
Jan 15	$10,205	$10,210
Feb 15	$10,131	$10,114
Mar 15	$10,158	$10,161
Apr 15	$10,129	$10,124
May 15	$10,095	$10,100
Jun 15	$9,981	$9,990
Jul 15	$10,039	$10,059
Aug 15	$10,010	$10,045
Sep 15	$10,056	$10,113
Oct 15	$10,053	$10,114
Nov 15	$10,025	$10,088
Dec 15	$9,977	$10,055
Jan 16	$10,098	$10,193
Feb 16	$10,162	$10,266
Mar 16	$10,237	$10,360
Apr 16	$10,278	$10,400
May 16	$10,275	$10,402
Jun 16	$10,463	$10,589
Jul 16	$10,531	$10,656
Aug 16	$10,510	$10,644
Sep 16	$10,508	$10,638
Oct 16	$10,427	$10,556
Nov 16	$10,197	$10,307
Dec 16	$10,222	$10,321
Jan 17	$10,239	$10,341
Feb 17	$10,318	$10,411
Mar 17	$10,306	$10,405
Apr 17	$10,381	$10,486
May 17	$10,466	$10,567
Jun 17	$10,459	$10,556
Jul 17	$10,508	$10,601
Aug 17	$10,590	$10,696
Sep 17	$10,560	$10,645
Oct 17	$10,534	$10,652
Nov 17	$10,509	$10,638
Dec 17	$10,550	$10,687
Jan 18	$10,460	$10,564
Feb 18	$10,361	$10,464
Mar 18	$10,407	$10,531
Apr 18	$10,338	$10,452
May 18	$10,403	$10,527
Jun 18	$10,380	$10,514
Jul 18	$10,383	$10,516
Aug 18	$10,432	$10,584
Sep 18	$10,366	$10,516
Oct 18	$10,258	$10,433
Nov 18	$10,308	$10,495
Dec 18	$10,469	$10,688
Jan 19	$10,611	$10,801
Feb 19	$10,609	$10,795
Mar 19	$10,808	$11,003
Apr 19	$10,823	$11,005
May 19	$10,998	$11,201
Jun 19	$11,156	$11,341
Jul 19	$11,198	$11,366
Aug 19	$11,457	$11,661
Sep 19	$11,389	$11,599
Oct 19	$11,420	$11,634
Nov 19	$11,414	$11,628
Dec 19	$11,428	$11,620
Jan 20	$11,641	$11,843
Feb 20	$11,851	$12,056
Mar 20	$11,450	$11,985
Apr 20	$11,779	$12,198
May 20	$11,946	$12,255
Jun 20	$12,085	$12,332
Jul 20	$12,304	$12,517
Aug 20	$12,246	$12,416
Sep 20	$12,254	$12,409
Oct 20	$12,226	$12,353
Nov 20	$12,371	$12,475
Dec 20	$12,411	$12,492
Jan 21	$12,329	$12,402
Feb 21	$12,180	$12,223
Mar 21	$12,012	$12,071
Apr 21	$12,101	$12,166
May 21	$12,125	$12,206
Jun 21	$12,230	$12,291
Jul 21	$12,337	$12,429
Aug 21	$12,330	$12,405
Sep 21	$12,230	$12,298
Oct 21	$12,226	$12,294
Nov 21	$12,248	$12,331
Dec 21	$12,208	$12,299
Jan 22	$11,941	$12,034
Feb 22	$11,756	$11,900
Mar 22	$11,426	$11,569
Apr 22	$10,963	$11,130
May 22	$11,019	$11,202
Jun 22	$10,805	$11,026
Jul 22	$11,084	$11,296
Aug 22	$10,780	$10,977
Sep 22	$10,270	$10,502
Oct 22	$10,125	$10,366
Nov 22	$10,494	$10,748
Dec 22	$10,446	$10,699
Jan 23	$10,825	$11,028
Feb 23	$10,555	$10,743
Mar 23	$10,815	$11,016
Apr 23	$10,879	$11,083
May 23	$10,759	$10,962
Jun 23	$10,716	$10,923
Jul 23	$10,709	$10,915
Aug 23	$10,621	$10,846
Sep 23	$10,334	$10,570
Oct 23	$10,137	$10,403
Nov 23	$10,615	$10,874
Dec 23	$11,011	$11,291
Jan 24	$11,012	$11,260
Feb 24	$10,861	$11,101
Mar 24	$10,954	$11,203
Apr 24	$10,691	$10,920
May 24	$10,862	$11,105
Jun 24	$10,959	$11,210
Jul 24	$11,230	$11,472
Aug 24	$11,382	$11,637
Sep 24	$11,525	$11,793
Oct 24	$11,223	$11,500
Nov 24	$11,355	$11,622
Dec 24	$11,168	$11,432

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	1.13%	(0.50)%	1.11%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 866,333,152
Holdings Count | Holding	2,133
Advisory Fees Paid, Amount	$ 3,378,407
InvestmentCompanyPortfolioTurnover	635.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$866,333,152
Number of Portfolio Holdings...
2,133
Net Investment Advisory Fees...
$3,378,407
Portfolio Turnover Rate...
635%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
31.7%
U.S. Treasury Obligations...
23.5
Corporate Bonds...
20.2
Investment Companies...
14.1
Asset-Backed Securities...
3.1
Foreign Government Obligations...
3.0
Non-Agency Mortgage-Backed Securities...
2.9
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
58.8%
AA/Aa...
15.9
A...
7.8
BBB/Baa...
13.1
BB/Ba...
1.1
B...
0.3
CCC/Caa...
0.1
CC/Ca...
0.1
C...
0.1
D...
0.0Footnote Reference(c)
N/R...
2.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.